Basic and Diluted Net Loss per Share - Schedule of Potential Ordinary Shares Excluded from Computation of Diluted Net Loss per Ordinary Share (Details) - shares	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Preferred Shares
Antidilutive Securities Excluded From Computation Of Earnings Per Share [Line Items]
Weighted average	0		10,134,756
Share Options
Antidilutive Securities Excluded From Computation Of Earnings Per Share [Line Items]
Weighted average	1,353,808	4,119,918	6,350,735
Restricted shares
Antidilutive Securities Excluded From Computation Of Earnings Per Share [Line Items]
Weighted average	0		6,976,785